Related Party Balances And Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Balances And Transactions [Abstract]
Related Party Balances And Transactions
A.           Balances with related parties

	December 31
	2012	2011
Trade accounts payable	1,336	1,046

B.           Transactions with related parties

	Year ended December 31
	2012	2011	2010
Cost of revenues (*)	3,287	2,674	1,963

(*)	The Company's purchases from such supplier accounted for 24.5%, 18.4% and 16.1% of its raw material costs in 2012, 2011 and 2010, respectively.